SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

A. Basis for segmentation

The Group operates through various operating segments, which include the wholesale sector, the pharmaceutical manufacturing sector, the nutraceuticals and pharmaceuticals sector and other, with only the first three of them being reportable segments based on the criteria (quantitative thresholds) of ASC 280. The financial information utilized by our Chief Operating Decision Maker (“CODM”), which is our CEO, for resource allocation and performance evaluation is included within the operating segments described above. The reconciling items presented in the tables below are excluded from the segment data provided to the Chief Operating Decision Maker (“CODM”). The “Other” category primarily consists of corporate expenses incurred by the Group’s parent entity, including, but not limited to, costs related to SEC legal and compliance matters, executive compensation, audit and review fees, and other corporate overhead expenses.

B. Information about reportable segments

The table below presents information about the Company's reportable segments for the three-month period ended March 31, 2025. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company's condensed consolidated financial statements.

Three-month period ended March 31, 2025

	Wholesale	Pharma manufacturing	Nutraceuticals & Pharmaceuticals	Other	Total
Revenues	12,504,562	268,557	939,409	-	13,712,528
Cost of Sales	(11,320,936)	(70,975)	(270,818)	-	(11,662,729)
Gross Profit	1,183,626	197,582	668,591	-	2,049,799
General and Administrative expenses	(162,269)	(155,454)	(243,227)	(361,140)	(922,090)
Salaries	(378,595)	(363,670)	(297,499)	(255)	(1,040,019)
Sales and Marketing expenses	(715)	(428)	(27,012)	0)	(28,155)
Research and Development costs	-	-	-	(15,629)	(15,629)
Net finance costs	(149,274)	-	53,493	-	(95,781)
Segment profit / (loss)	492,773	(321,970)	154,346	(377,024)	(51,875)
Reconciling items:
Depreciation and amortization	(52,880)	(131,974)	(99,807)	(35,778)	(320,439)
Stock based compensation	-	-	-	(556,613)	(556,613)
Foreign currency adjustments	59,428	-	109,943	6,454	175,825
Other income and expenses	27,556	12,341	88,701	(193,593)	(64,995)
Net profit/(loss) before Income Taxes	526,877	(441,603)	253,184	(1,156,555)	(818,097)

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Wholesale	Distribution and export of pharmaceutical products
Pharma manufacturing	Production of pharmaceutical products
Nutraceutical and pharmaceuticals	Trade of owned nutraceutical & pharmaceutical products

NOTE 19 – SEGMENT REPORTING

A. Basis for segmentation

The Group operates through various operating segments, which include the wholesale sector, the pharmaceutical manufacturing sector, the nutraceuticals and pharmaceuticals sector and other, with only the first three of them being reportable segments based on the criteria (quantitative thresholds) of ASC 280. The financial information utilized by our Chief Operating Decision Maker (“CODM”), which is our CEO, for resource allocation and performance evaluation is included within the operating segments described above. The reconciling items presented in the tables below are excluded from the segment data provided to the Chief Operating Decision Maker (“CODM”). The “Other” category primarily consists of corporate expenses incurred by the Group’s parent entity, including, but not limited to, costs related to SEC legal and compliance matters, executive compensation, audit and review fees, and other corporate overhead expenses.

B. Information about reportable segments

The table below present's information about the Company's reportable segments for the 12-month period ended December 31, 2024. The accounting policies followed in the preparation of the reportable segments are the same with those followed in the preparation of the Company's consolidated financial statements.

Year ended December 31, 2024

	Wholesale	Pharma manufacturing	Nutraceuticals & Pharmaceuticals	Other	Total
Revenues	51,593,787	865,373	1,967,242	-	54,426,402
Cost of Sales	(48,887,569)	(249,061)	(978,449)	-	(50,115,079)
General and Administrative expenses	(647,225)	(773,429)	(1,442,102)	(4,176,049)	(7,038,805)
Salaries	(1,701,552)	(1,243,568)	(1,430,736)	(1,317,580)	(5,693,436)
Sales and Marketing expenses	(10,516)	(489)	(255,559)	(88,405)	(354,969)
Research and Development costs	-	-	-	(533,293)	(533,293)
Net finance costs	(840,456)	-	234,856	(265)	(605,865)
Segment profit / (loss)	(493,531)	(1,401,174)	(1,904,748)	(6,115,592)	(9,915,045)
Reconciling items:
Depreciation and amortization	(231,344)	(565,371)	(334,075)	(118,448)	(1,249,238)
Provisions	(1,021,818)	(123,503)	(3,549,111)	-	(4,694,432)
Impairment Charges	-	-	(160,948)	(131,032)	(291,980)
Other income and expenses	(304,495)	5,789	225,665	40,718	(32,323)
Net profit/(loss) before Income Taxes	(2,051,188)	(2,084,259)	(5,723,217)	(6,324,354)	(16,183,018)

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
Wholesale	Distribution and export of pharmaceutical products
Pharma manufacturing	Production of pharmaceutical products
Nutraceutical and pharmaceuticals	Trade of owned nutraceutical & pharmaceutical products